Significant Accounting Policies (Policies)	12 Months Ended
Oct. 31, 2025
Accounting Policies [Abstract]
Description of Business [Policy Text Block]
(a)	Description of Business

Optical Cable Corporation and its subsidiaries (collectively, the “Company” or “OCC®”) is a leading manufacturer of a broad range of fiber optic and copper data communication cabling and connectivity solutions primarily for the enterprise market and various harsh environment and specialty markets (collectively, the non-carrier markets), and also the wireless carrier market, offering integrated suites of high quality products which operate as a system solution or seamlessly integrate with other components. The Company’s product offerings include designs for uses ranging from enterprise networks, data centers, residential, campus and Passive Optical LAN (POL) installations to customized products for specialty applications and harsh environments, including military, industrial, mining, petrochemical, renewable energy and broadcast applications.

Founded in 1983, OCC is headquartered in Roanoke, Virginia with offices, manufacturing and warehouse facilities located in Roanoke, Virginia; near Asheville, North Carolina; and near Dallas, Texas.

The Company’s cabling and connectivity products are used for high bandwidth transmission of data, video and audio communications. The Company’s product offering includes products well-suited for use in various other short- to moderate-distance applications as well. The Company’s products are sold worldwide. Also see note 10.

Consolidation, Policy [Policy Text Block]
(b)	Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Optical Cable Corporation and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Cash and Cash Equivalents, Policy [Policy Text Block]
(c)	Cash and Cash Equivalents

All of the Company’s bank accounts are insured by the Federal Deposit Insurance Corporation (FDIC). As of October 31, 2025 and 2024, the Company did not have bank deposits in excess of the insured limit.

For purposes of the consolidated statements of cash flows, the Company considers all highly liquid debt instruments with original maturities of three months or less to be cash equivalents. As of October 31, 2025 and 2024, the Company had no cash equivalents.

Receivable [Policy Text Block]
(d)	Trade Accounts Receivable and Allowance for Credit Losses

Trade accounts receivable are recorded at the invoiced amount and do not typically bear interest. The allowance for credit losses is the Company’s best estimate of the amount of probable credit losses in the Company’s existing accounts receivable. The Company reviews outstanding trade accounts receivable at the end of each quarter and records expected credit losses as deemed appropriate for (i) certain individual customers and (ii) for all other trade accounts receivable in total. In determining the amount of allowance for credit losses to be recorded for individual customers, the Company assesses the net amount expected to be collected from each customer. In addition, the Company establishes an allowance for all other receivables for which no specific allowances are deemed necessary. This portion of the allowance for credit losses is based on a percentage of total trade accounts receivable with different percentages used based on different age categories of receivables. The percentages used are based on the Company’s expectations of net amounts expected to be collected. Account balances are charged off against the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. The Company does not have any off-balance-sheet credit exposure related to its customers.

Inventory, Policy [Policy Text Block]
(e)	Inventories

Inventories are stated at the lower of cost and net realizable value. The determination of cost includes raw materials, direct labor and manufacturing overhead. The cost of optical fibers, included in raw materials, is determined using specific identification for optical fibers. The cost of other raw materials and production supplies is generally determined using the first-in, first-out basis. The cost of work in process and finished goods inventories is determined either as average cost or standard cost, depending upon the product type. A standard cost system is used to estimate the actual costs of inventory for certain product types. Actual costs and production cost levels may vary from the standards established and such variances, if material, are charged to cost of goods sold or capitalized to inventory. Also see note 3.

Property, Plant and Equipment, Policy [Policy Text Block]
(f)	Property and Equipment

Property and equipment are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided for using both straight-line and declining balance methods over the estimated useful lives of the assets. Estimated useful lives are thirty to thirty-nine years for buildings and three to fifteen years for building improvements, machinery and equipment and furniture and fixtures. Also see note 4.

Patents and Trademarks [Policy Text Block]
(g)	Patents and Trademarks

The Company records legal fees associated with patent and trademark applications as intangible assets. Such intangible assets are not amortized until such time that the patent and/or trademark is granted. The Company estimates the useful life of patents and trademarks based on the period over which the intangible asset is expected to contribute directly or indirectly to future cash flows. If patents and/or trademarks are not granted, the capitalized legal fees are expensed during the period in which such notification is received. If the Company decides to abandon a patent or trademark application, the capitalized legal fees are expensed during the period in which the Company’s decision is made.

Revenue [Policy Text Block]
(h)	Revenue Recognition

The Company recognizes revenue at the time product is transferred to the customer (including distributors) at an amount that reflects the consideration expected to be received in exchange for the product. Customers generally do not have the right of return unless a product is defective or damaged and is within the parameters of the product warranty in effect for the sale. Also see note 12.

The Company recognizes royalty income (if any), net of related expenses, on an accrual basis and estimates royalty income earned based on historical experience.

Shipping and Handling Costs [Policy Text Block]
(i)	Shipping and Handling Costs

Shipping and handling costs include the costs incurred to physically move finished goods from the Company’s warehouse to the customers’ designated location. All shipping and handling activities related to contracts with customers as a cost to fulfill its promise to transfer control of the related product are classified as sales revenue. Shipping and handling costs of approximately $2.3 million and $1.9 million are included in selling, general and administrative expenses for the fiscal years ended October 31, 2025 and 2024, respectively.

Research and Development Expense, Policy [Policy Text Block]
(j)	Research and Development

Research and development costs are expensed as incurred. Research and development costs totaled approximately $1.0 million and $999,000 for the fiscal years ended October 31, 2025 and 2024, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

Advertising Cost [Policy Text Block]
(k)	Advertising

Advertising costs are expensed as incurred. Advertising costs totaled approximately $121,000 and $164,000 for the fiscal years ended October 31, 2025 and 2024, respectively, and are included in selling, general and administrative expenses in the consolidated statements of operations.

Income Tax, Policy [Policy Text Block]
(l)	Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss, capital loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company records interest and penalties related to unrecognized tax benefits as a component of income tax expense. Also see note 13.

On July 4, 2025, the Act referred to as the One Big Beautiful Bill Act (“OBBB Act”) was signed into law.  The OBBB Act permanently extends many tax provisions included as part of the 2017 Tax Cuts and Jobs Act (“TCJA”) and enacts significant changes to tax, immigration, energy, and health care policy. Enactment of the law did not have a material impact on the Company’s 2025 results due to the valuation allowance recorded against its deferred tax assets.

Long-Lived and Intangible Assets [Policy Text Block]
(m)	Long-Lived Assets

Long-lived assets, such as property and equipment and intangible assets, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. When applicable, assets to be disposed of are reported separately in the consolidated balance sheet at the lower of the carrying amount or fair value less costs to sell, and are no longer depreciated.

Share-Based Payment Arrangement [Policy Text Block]
(n)	Stock Incentive Plan and Other Share-Based Compensation

The Company recognizes the cost of employee services received in exchange for awards of equity instruments based upon the grant-date fair value of those awards. Also see note 9.

Earnings Per Share, Policy [Policy Text Block]
(o)	Net Income (Loss) Per Share

Basic net income (loss) per share excludes dilution and is computed by dividing net income (loss) available to common shareholders by the weighted-average number of common shares outstanding for the period. In the case of basic net income per share, the calculation includes common shares outstanding issued as share-based compensation and still subject to vesting requirements. In the case of basic net loss per share, the calculation excludes common shares outstanding issued as share-based compensation and still subject to vesting requirements, as these shares are considered dilutive.

Diluted net income (loss) per share also is calculated by dividing net income (loss) available to common shareholders by the weighted-average number of common shares outstanding for the period, and reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the net income (loss) of the Company. The diluted net income (loss) per share calculation: (i) includes common shares outstanding issued as share-based compensation and still subject to vesting requirements in the calculation of diluted net income per share and (ii) excludes common shares outstanding issued as share-based compensation and still subject to vesting requirements in the calculation of diluted net loss per share. Also see note 15.

Segment Reporting, Policy [Policy Text Block]
(p)	Segment Reporting

The Company is organized and operates as one reportable segment that includes the design, development, manufacture and marketing of fiber optic and copper data communication cabling and connectivity solutions. The Company’s Chief Operating Decision Maker (“CODM”), the Chief Executive Officer, reviews financial information presented on a consolidated basis for purposes of making operating decisions, allocating resources and assessing financial performance. Also see note 11.

Redeemable Restricted Common Stock [Policy Text Block]
(q)	Redeemable Restricted Common Stock

The Company’s redeemable restricted common stock is presented as temporary equity as a result of certain embedded features within the stock purchase agreement. Subsequent changes to the aggregate redemption value are recorded within shareholders' equity. Also see note 17.

Commitments and Contingencies, Policy [Policy Text Block]
(r)	Commitments and Contingencies

Liabilities for loss contingencies arising from product warranties and defects, claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

Use of Estimates, Policy [Policy Text Block]
(s)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.